UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically by contacting the Fund at 1-888-462-5386 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-462-5386. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

TABLE of CONTENTS

Performance Update
White Oak Select Growth Fund	1
Pin Oak Equity Fund	2
Rock Oak Core Growth Fund	3
River Oak Discovery Fund	4
Red Oak Technology Select Fund	5
Black Oak Emerging Technology Fund	6
Live Oak Health Sciences Fund	7
Important Disclosures	8
Disclosure of Fund Expenses	10
Financial Statements
Schedules of Investments	12
Statements of Assets and Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements	46
Additional Information	56

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$99.06
Total Net Assets	$381.9M
Portfolio Turnover	2%

Sector Allocation^
Information Technology	28.4%
Financials	22.7%
Health Care	17.9%
Consumer Discrectionary	13.2%
Communication Services	11.2%
Consumer Staples	3.2%
Cash & Other Assets	3.4%

Top 10 Holdings^
1.	Amazon.com, Inc.	9.7%
2.	Alphabet, Inc.	9.1%
3.	Cisco Systems, Inc.	7.9%
4.	KLA-Tencor Corporation	5.6%
5.	Xilinx, Inc.	5.5%
6.	Charles Schwab Corporation (The)	5.4%
7.	Amgen, Inc.	5.1%
8.	U.S. Bancorp	4.3%
9.	Pfizer, Inc.	4.0%
10.	Lowe’s Companies, Inc.	3.5%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	13.07%	17.48%	13.39%	14.88%
S&P 500® Total Return Index[1]	13.49%	14.87%	11.63%	15.32%
Lipper Large-Cap Growth Funds Average[2]	15.86%	18.01%	13.55%	15.60%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 0.93%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 0.93%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

Semi-Annual Report | April 30, 2019 (Unaudited)	1

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$70.68
Total Net Assets	$259.8M
Portfolio Turnover	3%

Sector Allocation^
Financials	31.1%
Information Technology	19.0%
Health Care	14.5%
Consumer Discretionary	11.9%
Communication Services	10.4%
Energy	5.7%
Consumer Staples	5.0%
Materials	1.1%
Industrials	0.1%
Cash & Other Assets	1.2%

Top 10 Holdings^
1.	Alphabet, Inc.	7.4%
2.	Paychex, Inc.	5.0%
3.	Bank of New York Mellon Corporation (The)	4.7%
4.	PepsiCo, Inc.	4.5%
5.	Charles Schwab Corporation (The)	4.4%
6.	KLA-Tencor Corporation	4.1%
7.	Xilinx, Inc.	3.8%
8.	GlaxoSmithKline plc - ADR	3.7%
9.	Valero Energy Corporation	3.4%
10.	Amazon.com, Inc.	3.2%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	8.94%	15.14%	11.26%	16.46%
Russell 3000® Total Return Index[1]	12.68%	14.74%	11.20%	15.29%
Lipper Multi-Cap Core Funds Average[2]	8.90%	12.35%	8.70%	13.37%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 0.95%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 0.96%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$17.50
Total Net Assets	$17.5M
Portfolio Turnover	14%

Sector Allocation^
Information Technology	40.2%
Health Care	17.9%
Communication Services	14.3%
Consumer Discrectionary	11.7%
Financials	6.3%
Energy	4.1%
Consumer Staples	3.2%
Cash & Other Assets	2.3%

Top 10 Holdings^
1.	KLA-Tencor Corporation	4.9%
2.	TAL Education Group - ADR	4.9%
3.	Baidu, Inc. - ADR	4.2%
4.	Tencent Holdings Ltd. - ADR	4.2%
5.	Amazon.com, Inc.	4.1%
6.	Cognizant Technology Solutions Corporation - Class A	3.9%
7.	Check Point Software Technologies Ltd.	3.7%
8.	Ubiquiti Networks, Inc.	3.7%
9.	Alphabet, Inc.	3.6%
10.	Amgen, Inc.	3.6%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	3.33%	17.19%	9.10%	13.10%
S&P 500® Total Return Index[1]	13.49%	14.87%	11.63%	15.32%
Lipper Multi-Cap Growth Funds Average[2]	14.78%	16.99%	11.88%	15.25%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 1.32%/1.25%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 1.30%/1.25%

The Adviser has contractually agreed through February 29, 2020, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

Semi-Annual Report | April 30, 2019 (Unaudited)	3

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$14.08
Total Net Assets	$12.2M
Portfolio Turnover	2%

Sector Allocation^
Information Technology	37.5%
Health Care	13.7%
Financials	13.4%
Consumer Discretionary	9.6%
Industrials	5.4%
Consumer Staples	4.5%
Materials	4.1%
Communication Services	1.1%
Cash & Other Assets	10.7%

Top 10 Holdings^
1.	Kulicke & Soffa Industries, Inc.	4.8%
2.	Boston Beer Company, Inc. (The) - Class A	4.5%
3.	Mercer International, Inc.	4.1%
4.	Advanced Energy Industries, Inc.	4.1%
5.	Cirrus Logic, Inc.	3.9%
6.	Barrett Business Services, Inc.	3.7%
7.	Dime Community Bancshares, Inc.	3.6%
8.	United Therapeutics Corporation	3.6%
9.	KEMET Corporation	3.4%
10.	Eagle Pharmaceuticals, Inc.	3.3%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
River Oak Discovery Fund	(1.22)%	7.77%	4.67%	10.76%
Russell 2000® Growth Index[1]	6.91%	15.64%	10.22%	15.24%
Lipper Small-Cap Growth Funds Average[2]	12.87%	17.68%	10.77%	15.41%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 1.50%/1.35%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 1.58%/1.35%

The Adviser has contractually agreed through February 29, 2020, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual tee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$29.56
Total Net Assets	$657.2M
Portfolio Turnover	4%

Sector Allocation^
Information Technology	74.0%
Communication Services	15.1%
Consumer Discrectionary	6.5%
Cash & Other Assets	4.4%

Top 10 Holdings^
1.	Alphabet, Inc.	8.1%
2.	Microsoft Corporation	5.6%
3.	Cisco Systems, Inc.	5.1%
4.	Apple, Inc.	7.9%
5.	Amazon.com, Inc.	4.5%
6.	VMware, Inc. - Class A	4.4%
7.	Intel Corporation	4.3%
8.	Facebook, Inc. - Class A	4.2%
9.	KLA-Tencor Corporation	4.2%
10.	Oracle Corporation	4.0%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	19.76%	27.63%	18.44%	20.45%
S&P 500® Equal Weight Information Technology Index[1]	21.41%	27.85%	19.96%	20.16%
Lipper Science & Technology Funds Average[2]	17.36%	24.86%	17.29%	17.65%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 0.94%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 0.94%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

Semi-Annual Report | April 30, 2019 (Unaudited)	5

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$5.30
Total Net Assets	$38.6 M
Portfolio Turnover	19%

Sector Allocation^
Information Technology	78.9%
Communication Services	11.7%
Health Care	5.6%
Financials	1.9%
Cash & Other Assets	1.9%

Top 10 Holdings^
1.	Apple, Inc.	4.2%
2.	QUALCOMM, Inc.	4.2%
3.	NetApp, Inc.	4.1%
4.	Tencent Holdings Ltd. - ADR	4.1%
5.	Fortinet, Inc.	3.9%
6.	Lam Research Corporation	3.9%
7.	Illumina, Inc.	3.7%
8.	Baidu, Inc. - ADR	3.5%
9.	Cirrus Logic, Inc.	3.3%
10.	Citrix Systems, Inc.	3.3%

^    Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	12.26%	18.38%	12.07%	14.13%
S&P 500® Equal Weight Information Technology Index[1]	21.41%	27.85%	19.96%	20.16%
Lipper Science & Technology Funds Average[2]	17.36%	24.86%	17.29%	17.65%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 1.11%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 1.17%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2019 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$16.68
Total Net Assets	$50.0M
Portfolio Turnover	20%

Sector Allocation^
Health Care	98.9%
Cash & Other Assets	1.1%

Top 10 Holdings^
1.	Amgen, Inc.	8.2%
2.	GlaxoSmithKline plc - ADR	6.0%
3.	McKesson Corporation	5.9%
4.	Cardinal Health, Inc.	5.7%
5.	Celgene Corporation	5.6%
6.	Biogen, Inc.	5.0%
7.	Cigna Corporation	4.8%
8.	Waters Corporation	4.6%
9.	Gilead Sciences, Inc.	4.3%
10.	Sanofi - ADR	4.1%

^    Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	0.58%	3.49%	6.46%	13.98%
S&P 500® Health Care Index[1]	10.52%	10.51%	10.80%	16.12%
Lipper Health & Biotechnology Funds Average[2]	6.24%	11.04%	10.32%	16.77%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2019): 1.01%

Gross/Net Expense Ratio (as of the six months ended April 30, 2019): 1.05%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

Semi-Annual Report | April 30, 2019 (Unaudited)	7

Important Disclosures

As of April 30, 2019 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Lipper Health & Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell 2000® Growth Total Return Index – The Russell 2000® Growth Total Return Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

All data below as of April 30, 2019 (Unaudited)

Russell 3000® Total Return Index – The Russell 3000® Total Return Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500® Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500® Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500® Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500® Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

The KBW Bank Index is an economic index consisting of the stocks of 24 banking companies. This index serves as a benchmark of the banking sector. This index trades on the Philadelphia Stock Exchange, where it was created.

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

Semi-Annual Report | April 30, 2019 (Unaudited)	9

Disclosure of Fund Expenses

As of April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

The first line of the table for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

10	1-888-462-5386 | www.oakfunds.com

Disclosure of Fund Expenses

As of April 30, 2019 (Unaudited)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio	Expenses Paid During Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$ 1,120.90	0.93%	$4.91
Hypothetical 5% Return	$1,000.00	$ 1,020.16	0.93%	$4.68
Pin Oak Equity Fund
Actual Return	$1,000.00	$ 1,098.00	0.96%	$5.02
Hypothetical 5% Return	$1,000.00	$ 1,020.01	0.96%	$4.83
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$ 1,033.90	1.25%	$6.30
Hypothetical 5% Return	$1,000.00	$ 1,018.60	1.25%	$6.26
River Oak Discovery Fund
Actual Return	$1,000.00	$ 1,033.20	1.35%	$6.81
Hypothetical 5% Return	$1,000.00	$ 1,018.10	1.35%	$6.76
Red Oak Technology Select Fund
Actual Return	$1,000.00	$ 1,154.00	0.94%	$5.02
Hypothetical 5% Return	$1,000.00	$ 1,020.14	0.94%	$4.71
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$ 1,109.90	1.17%	$6.11
Hypothetical 5% Return	$1,000.00	$ 1,019.00	1.17%	$5.85
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$ 941.60	1.05%	$5.07
Hypothetical 5% Return	$1,000.00	$ 1,019.57	1.05%	$5.28

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | April 30, 2019 (Unaudited)	11

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.58%
COMMUNICATION SERVICES — 11.17%
Interactive Media & Services — 11.17%
Alphabet, Inc. - Class A (a)	12,680	$15,202,813
Alphabet, Inc. - Class C (a)	16,495	19,603,978
Facebook, Inc. - Class A (a)	40,600	7,852,040
		42,658,831
CONSUMER DISCRETIONARY — 13.23%
Internet & Direct Marketing Retail — 9.69%
Amazon.com, Inc. (a)	19,205	36,998,816

Specialty Retail — 3.54%
Lowe’s Companies, Inc.	119,390	13,507,785

CONSUMER STAPLES — 3.22%
Beverages — 3.22%
PepsiCo, Inc.	95,965	12,288,318

FINANCIALS — 22.71%
Capital Markets — 8.32%
Charles Schwab Corporation (The)	454,100	20,788,698
State Street Corporation	162,200	10,974,452
		31,763,150
Commercial Banks — 10.38%
CIT Group, Inc.(b)	198,400	10,568,768
TCF Financial Corporation (b)	565,000	12,503,450
U.S. Bancorp	311,000	16,582,520
		39,654,738
Diversified Financial Services — 0.52%
JPMorgan Chase & Company	17,000	1,972,850

Insurance — 3.49%
Chubb Ltd. (b)	91,890	13,342,428

HEALTH CARE — 17.89%
Biotechnology — 7.99%
Amgen, Inc.	108,000	19,366,560
Gilead Sciences, Inc.	171,385	11,146,880
		30,513,440
Health Care Equipment & Supplies — 0.35%
Alcon, Inc. (a)	23,127	1,345,992

12	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
Health Care Providers & Services — 1.90%
Cigna Corporation	45,606	$7,244,057

Pharmaceuticals — 7.65%
Novartis AG - ADR	115,635	9,508,666
Pfizer, Inc.	377,000	15,309,970
Teva Pharmaceutical Industries Ltd. - ADR (a)	290,000	4,413,800
		29,232,436
INFORMATION TECHNOLOGY — 28.36%
Communications Equipment — 10.70%
Cisco Systems, Inc. (b)	542,000	30,324,900
QUALCOMM, Inc. (b)	122,300	10,533,699
		40,858,599
Internet Software & Services — 1.35%
Salesforce.com, Inc. (a)(b)	31,100	5,142,385

IT Services — 5.17%
Cognizant Technology Solutions Corporation - Class A	149,700	10,922,112
International Business Machines Corporation (IBM)	62,900	8,822,983
		19,745,095
Semiconductors & Semiconductor Equipment — 11.14%
KLA-Tencor Corporation	168,980	21,541,570
Xilinx, Inc.	174,905	21,013,087
		42,554,657
TOTAL COMMON STOCKS
(Cost $242,021,685)		368,823,577

Semi-Annual Report | April 30, 2019 (Unaudited)	13

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 18.31%
MONEY MARKET FUNDS — 0.00%
Fidelity Investments Money Market Government Portfolio - Class I, 2.31% (c)	5,126	$5,126

REPURCHASE AGREEMENTS — 3.33%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $12,961,704 and a collateral value of $12,958,808.	12,704,705	12,704,705

COLLATERAL FOR SECURITIES LOANED — 14.98%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	57,193,414	57,193,414

TOTAL SHORT-TERM INVESTMENTS
(Cost $69,903,245)		69,903,245

TOTAL INVESTMENTS — 114.89%
(Cost $311,924,930)		438,726,822

Liabilities in Excess of Other Assets — (14.89)%		(56,849,376)

NET ASSETS — 100.00%		$381,877,446

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $55,811,796.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

14	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.83%
COMMUNICATION SERVICES — 10.41%
Interactive Media & Services — 10.41%
Alphabet, Inc. - Class A (a)	4,030	$4,831,809
Alphabet, Inc. - Class C (a)	12,089	14,367,535
IAC/InterActiveCorp (a)	34,956	7,859,507
		27,058,851
CONSUMER DISCRETIONARY — 11.85%
Auto Components — 2.59%
Gentex Corporation (b)	292,500	6,736,275

Diversified Consumer Services — 2.32%
H&R Block, Inc. (b)	222,000	6,040,620

Internet & Direct Marketing Retail — 6.94%
Amazon.com, Inc. (a)	5,120	9,863,782
eBay, Inc. (a)	210,500	8,156,875
		18,020,657
CONSUMER STAPLES — 4.96%
Beverages — 4.96%
PepsiCo, Inc.	100,600	12,881,830

ENERGY — 5.71%
Oil, Gas & Consumable Fuels — 5.71%
Royal Dutch Shell plc - Class A - ADR	74,800	4,752,044
Valero Energy Corporation	111,200	10,081,392
		14,833,436
FINANCIALS — 31.06%
Capital Markets — 10.12%
Bank of New York Mellon Corporation (The) (b)	275,500	13,681,330
Charles Schwab Corporation (The)	275,351	12,605,569
		26,286,899
Commercial Banks — 9.86%
CIT Group, Inc. (b)	133,600	7,116,872
Great Southern Bancorp, Inc.	28,010	1,623,180
International Bancshares Corporation	62,735	2,601,620
SunTrust Banks, Inc.	140,000	9,167,200
Wells Fargo & Company	105,400	5,102,414
		25,611,286
Consumer Finance — 5.52%
Capital One Financial Corporation	98,400	9,134,472
Synchrony Financial	150,300	5,210,901
		14,345,373

Semi-Annual Report | April 30, 2019 (Unaudited)	15

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
Insurance — 5.56%
Assurant, Inc.	38,900	$3,695,500
Everest Re Group Ltd.	10,600	2,496,300
Travelers Companies, Inc. (The)	57,400	8,251,250
		14,443,050
HEALTH CARE — 14.53%
Biotechnology — 2.72%
Amgen, Inc. (b)	8,500	1,524,220
Biogen, Inc. (a)	7,100	1,627,604
Celgene Corporation (a)	21,200	2,006,792
Gilead Sciences, Inc.	29,500	1,918,680
		7,077,296
Health Care Providers & Services — 4.11%
DaVita, Inc. (a)	114,300	6,313,932
McKesson Corporation	36,500	4,352,625
		10,666,557
Pharmaceuticals — 7.70%
GlaxoSmithKline plc - ADR	262,800	10,808,964
Roche Holding AG - ADR	177,000	5,851,620
Teva Pharmaceutical Industries Ltd. - ADR (a)	220,000	3,348,400
		20,008,984
INDUSTRIALS — 0.13%
Electrical Equipment — 0.13%
Generac Holdings, Inc. (a)	5,920	325,541

INFORMATION TECHNOLOGY — 19.05%
IT Services — 9.99%
Amdocs Ltd.	112,672	6,205,974
Paychex, Inc.	173,649	14,640,347
Western Union Company (The) (b)	263,000	5,112,720
		25,959,041
Semiconductors & Semiconductor Equipment — 9.06%
KLA-Tencor Corporation	97,700	12,454,796
Xilinx, Inc. (b)	92,300	11,088,922
		23,543,718
MATERIALS — 1.13%
Metals & Mining — 1.13%
Teck Resources Limited - Class B (b)	123,814	2,928,201

TOTAL COMMON STOCKS
(Cost $190,058,188)		256,767,615

16	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 17.69%
REPURCHASE AGREEMENTS — 1.34%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $3,545,060 and a collateral value of $3,544,268.	3,474,770	$3,474,770

COLLATERAL FOR SECURITIES LOANED — 16.35%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	42,486,188	42,486,188

TOTAL SHORT-TERM INVESTMENTS
(Cost $45,960,958)		45,960,958

TOTAL INVESTMENTS — 116.52%
(Cost $236,019,146)		302,728,573

Liabilities in Excess of Other Assets — (16.52)%		(42,915,546)

NET ASSETS — 100.00%		$259,813,027

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $41,710,947.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2019 (Unaudited)	17

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.71%
COMMUNICATION SERVICES — 14.35%
Entertainment — 2.33%
Netflix, Inc. (a)	1,100	$407,594

Interactive Media & Services — 12.02%
Alphabet, Inc. - Class C (a)	530	629,894
Baidu, Inc. - ADR (a)	4,455	740,555
Tencent Holdings Ltd. - ADR	14,970	737,123
		2,107,572
CONSUMER DISCRETIONARY — 11.69%
Diversified Consumer Services — 4.86%
TAL Education Group - ADR (a)	22,170	852,880

Hotels, Restaurants & Leisure — 2.71%
Wyndham Destinations, Inc. (b)	3,845	167,488
Wyndham Hotels & Resorts, Inc.	5,505	306,739
		474,227
Internet & Direct Marketing Retail — 4.12%
Amazon.com, Inc. (a)	375	722,445

CONSUMER STAPLES — 3.16%
Beverages — 3.16%
Molson Coors Brewing Company - Class B (b)	8,625	553,639

ENERGY — 4.05%
Energy Equipment & Services — 1.96%
National Oilwell Varco, Inc. (b)	13,125	343,087

Oil, Gas & Consumable Fuels — 2.09%
HollyFrontier Corporation	7,685	366,805

FINANCIALS — 6.35%
Commercial Banks — 1.19%
SunTrust Banks, Inc.	3,190	208,881

Consumer Finance — 2.31%
Capital One Financial Corporation	4,360	404,739

Insurance — 2.85%
Hartford Financial Services Group, Inc. (The)	9,565	500,345

18	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
HEALTH CARE — 17.91%
Biotechnology — 12.71%
AbbVie, Inc.	6,450	$512,065
Amgen, Inc. (b)	3,500	627,620
Biogen, Inc. (a)	2,040	467,650
Gilead Sciences, Inc.	9,550	621,132
		2,228,467
Life Sciences Tools & Services — 2.49%
Illumina, Inc. (a)	1,400	436,800

Pharmaceuticals — 2.71%
Jazz Pharmaceuticals plc (a)	3,655	474,309

INFORMATION TECHNOLOGY — 40.20%
Communications Equipment — 6.18%
F5 Networks, Inc. (a)(b)	2,820	442,458
Ubiquiti Networks, Inc. (b)	3,765	641,744
		1,084,202
Internet Software & Services — 3.93%
iQIYI, Inc. - ADR (a)(b)	13,155	290,857
Salesforce.com, Inc. (a)(b)	2,405	397,667
		688,524
IT Services — 9.04%
Cognizant Technology Solutions Corporation - Class A	9,480	691,661
DXC Technology Company	6,970	458,208
Perspecta, Inc.	18,855	435,173
		1,585,042
Semiconductors & Semiconductor Equipment — 4.90%
KLA-Tencor Corporation	6,740	859,215

Software — 8.48%
Check Point Software Technologies Ltd. (a)	5,365	647,878
RealPage, Inc. (a)(b)	3,625	236,386
Red Hat, Inc. (a)	3,305	603,262
		1,487,526
Technology Hardware, Storage & Peripherals — 7.67%
NetApp, Inc. (b)	5,805	422,894
Seagate Technology plc (b)	11,420	551,815
Western Digital Corporation (b)	7,220	369,086
		1,343,795
TOTAL COMMON STOCKS
(Cost $13,693,752)		17,130,094

Semi-Annual Report | April 30, 2019 (Unaudited)	19

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 29.41%
REPURCHASE AGREEMENTS — 3.25%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $580,739 and a collateral value of $580,610.	569,225	$569,225

COLLATERAL FOR SECURITIES LOANED — 26.16%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	4,586,952	4,586,952

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,156,177)		5,156,177

TOTAL INVESTMENTS — 127.12%
(Cost $18,849,929)		22,286,271

Liabilities in Excess of Other Assets — (27.12)%		(4,754,247)

NET ASSETS — 100.00%		$17,532,024

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,512,150.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

20	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	River Oak Core Growth Fund
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 89.28%
COMMUNICATION SERVICES — 1.07%
Interactive Media & Services — 1.07%
QuinStreet, Inc. (a)	9,100	$129,857

CONSUMER DISCRETIONARY — 9.61%
Diversified Consumer Services — 5.48%
Adtalem Global Education, Inc. (a)(b)	7,030	346,720
American Public Education, Inc. (a)	10,000	320,000
		666,720
Leisure Products — 1.35%
Nautilus, Inc. (a)(b)	30,825	164,914

Specialty Retail — 2.78%
Aaron’s, Inc. (b)	6,070	338,038

CONSUMER STAPLES — 4.52%
Beverages — 4.52%
Boston Beer Company, Inc. (The) - Class A (a)	1,775	550,268

FINANCIALS — 13.36%
Capital Markets — 2.41%
AllianceBernstein Holding, L.P.	9,935	293,182

Commercial Banks — 2.10%
Union Bankshares Corporation (b)	7,005	255,683

Insurance — 5.23%
Assurant, Inc.	3,680	349,600
CNO Financial Group, Inc.	17,335	286,894
		636,494
Thrifts & Mortgage Finance — 3.62%
Dime Community Bancshares, Inc.	21,870	440,681

HEALTH CARE — 13.67%
Biotechnology — 6.87%
Eagle Pharmaceuticals, Inc. (a)(b)	7,725	397,142
United Therapeutics Corporation (a)(b)	4,275	438,487
		835,629
Health Care Providers & Services — 2.63%
Magellan Health, Inc. (a)	4,575	320,250

Semi-Annual Report | April 30, 2019 (Unaudited)	21

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
Health Care Technology — 1.64%
NextGen Healthcare, Inc. (a)(b)	10,650	$200,113

Pharmaceuticals — 2.53%
Innoviva, Inc. (a)	21,895	307,187

INDUSTRIALS — 5.40%
Machinery — 1.74%
Kadant, Inc.	2,160	211,874

Professional Services — 3.66%
Barrett Business Services, Inc.	6,101	444,519

INFORMATION TECHNOLOGY — 37.56%
Electronic Equipment, Instruments & Components — 8.73%
Hollysys Automation Technologies Ltd.	15,500	324,415
KEMET Corporation	23,135	413,422
SYNNEX Corporation (b)	3,002	323,856
		1,061,693
Semiconductors & Semiconductor Equipment — 20.36%
Advanced Energy Industries, Inc. (a)	8,570	495,003
Cirrus Logic, Inc. (a)	9,995	475,562
Cohu, Inc.	13,155	195,089
Kulicke & Soffa Industries, Inc. (b)	25,285	588,382
Silicon Motion Technology Corporation - ADR	10,095	386,033
SolarEdge Technologies, Inc. (a)(b)	7,625	337,787
		2,477,856
Software — 8.47%
FireEye, Inc. (a)	23,005	368,540
Paylocity Holding Corporation (a)(b)	2,040	196,962
Verint Systems, Inc. (a)(b)	3,720	224,651
Workiva, Inc. (a)	4,530	240,724
		1,030,877
MATERIALS — 4.09%
Paper & Forest Products — 4.09%
Mercer International, Inc.	35,145	497,653

TOTAL COMMON STOCKS
(Cost $8,273,066)		10,863,488

22	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	River Oak Discovery Fund
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 38.31%
MONEY MARKET FUNDS — 0.00%
Fidelity Investments Money Market Government Portfolio - Class I, 2.31% (c)	50	$50

REPURCHASE AGREEMENTS — 10.70%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $1,328,267 and a collateral value of $1,327,970.	1,301,931	1,301,931

COLLATERAL FOR SECURITIES LOANED — 27.61%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	3,359,209	3,359,209

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,661,190)		4,661,190

TOTAL INVESTMENTS — 127.59%
(Cost $12,934,256)		15,524,678

Liabilities in Excess of Other Assets — (27.59)%		(3,357,470)

NET ASSETS — 100.00%		$12,167,208

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,725,302.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2019 (Unaudited)	23

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.64%
COMMUNICATION SERVICES — 15.11%
Interactive Media & Services — 15.11%
Alphabet, Inc. - Class A (a)	18,300	$21,940,968
Alphabet, Inc. - Class C (a)	26,276	31,228,500
Facebook, Inc. - Class A (a)	143,225	27,699,715
IAC/InterActiveCorp (a)	81,900	18,414,396
		99,283,579
CONSUMER DISCRETIONARY — 6.50%
Internet & Direct Marketing Retail — 6.50%
Amazon.com, Inc. (a)	15,400	29,668,408
eBay, Inc. (a)	336,300	13,031,625
		42,700,033
INFORMATION TECHNOLOGY — 74.03%
Communications Equipment — 9.06%
Cisco Systems, Inc. (b)	598,000	33,458,100
Juniper Networks, Inc. (b)	447,000	12,413,190
QUALCOMM, Inc. (b)	159,000	13,694,670
		59,565,960
Electronic Equipment, Instruments & Components — 1.19%
Corning, Inc.	245,000	7,803,250

IT Services — 9.94%
Accenture plc - Class A	78,300	14,303,061
Akamai Technologies, Inc. (a)(b)	136,200	10,904,172
Alliance Data Systems Corporation (b)	41,500	6,644,150
DXC Technology Company	90,300	5,936,322
International Business Machines Corporation (IBM)	80,900	11,347,843
Total System Services, Inc.	158,200	16,174,368
		65,309,916
Semiconductors & Semiconductor Equipment — 13.99%
Intel Corporation	557,800	28,470,112
KLA-Tencor Corporation	215,400	27,459,192
NXP Semiconductors N.V.	21,000	2,218,020
Skyworks Solutions, Inc.	113,970	10,049,875
Xilinx, Inc.	197,800	23,763,692
		91,960,891
Software — 25.35%
Check Point Software Technologies Ltd. (a)	169,700	20,492,972
Citrix Systems, Inc.	93,200	9,409,472
Microsoft Corporation	280,200	36,594,120
Oracle Corporation (b)	473,100	26,176,623
Red Hat, Inc. (a)	142,200	25,955,766
Synopsys, Inc. (a)	159,000	19,251,720

24	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
Software (Continued)
VMware, Inc. - Class A (b)	140,600	$28,700,678
		166,581,351
Technology Hardware, Storage & Peripherals — 14.50%
Apple, Inc.	161,720	32,452,352
Dell Technologies, Inc. - Class C (a)	4,960	334,354
Hewlett Packard Enterprise Company (b)	481,500	7,612,515
HP, Inc.	480,500	9,585,975
NetApp, Inc. (b)	259,500	18,904,575
Seagate Technology plc (b)	329,400	15,916,608
Western Digital Corporation (b)	204,600	10,459,152
		95,265,531
TOTAL COMMON STOCKS
(Cost $385,543,207)		628,470,511

SHORT-TERM INVESTMENTS — 20.19%
MONEY MARKET FUNDS — 0.01%
Fidelity Investments Money Market Government Portfolio - Class I, 2.31% (c)	53,585	53,585

REPURCHASE AGREEMENTS — 4.30%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $28,837,851 and a collateral value of $28,831,408.	28,266,067	$28,266,067

COLLATERAL FOR SECURITIES LOANED — 15.88%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	104,373,190	104,373,190

TOTAL SHORT-TERM INVESTMENTS
(Cost $132,692,842)		132,692,842

TOTAL INVESTMENTS — 115.83%
(Cost $518,236,049)		761,163,353

Liabilities in Excess of Other Assets — (15.83)%		(104,008,595)

NET ASSETS — 100.00%		$657,154,758

Semi-Annual Report | April 30, 2019 (Unaudited)	25

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $103,420,204.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

26	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.11%
COMMUNICATION SERVICES — 11.73%
Interactive Media & Services — 11.73%
Baidu, Inc. - ADR (a)	8,150	$1,354,775
Facebook, Inc. - Class A (a)	5,525	1,068,535
QuinStreet, Inc. (a)(b)	35,935	512,792
Tencent Holdings Ltd. - ADR (b)	32,245	1,587,744
		4,523,846
FINANCIALS — 1.94%
Capital Markets — 1.94%
Blucora, Inc. (a)	21,315	746,025

HEALTH CARE — 5.55%
Health Care Technology — 1.80%
NextGen Healthcare, Inc. (a)(b)	37,045	696,075

Life Sciences Tools & Services — 3.75%
Illumina, Inc. (a)	4,635	1,446,120

INFORMATION TECHNOLOGY — 78.89%
Communications Equipment — 13.59%
F5 Networks, Inc. (a) (b)	7,570	1,187,733
Palo Alto Networks, Inc. (a)(b)	5,100	1,269,033
QUALCOMM, Inc. (b)	18,620	1,603,741
Ubiquiti Networks, Inc. (b)	6,945	1,183,775
		5,244,282
Electronic Equipment, Instruments & Components — 4.82%
Hollysys Automation Technologies Ltd.	34,535	722,818
KEMET Corporation (b)	20,000	357,400
SYNNEX Corporation (b)	7,205	777,275
		1,857,493
Internet Software & Services — 4.13%
iQIYI, Inc. - ADR (a) (b)	21,150	467,627
Salesforce.com, Inc. (a) (b)	6,800	1,124,380
		1,592,007
IT Services — 9.20%
Cognizant Technology Solutions Corporation - Class A	9,600	700,416
CSG Systems International, Inc.	5,255	234,636
DXC Technology Company	16,765	1,102,131
Perficient, Inc. (a)	29,165	858,617
Perspecta, Inc.	9,975	230,223
Science Applications International Corporation	5,665	424,592
		3,550,615

Semi-Annual Report | April 30, 2019 (Unaudited)	27

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
Semiconductors & Semiconductor Equipment — 20.24%
Advanced Energy Industries, Inc. (a)	13,560	$783,226
Cirrus Logic, Inc. (a)	26,800	1,275,144
Cohu, Inc. (b)	16,025	237,651
Diodes, Inc. (a) (b)	16,535	602,205
KLA-Tencor Corporation	9,210	1,174,091
Kulicke & Soffa Industries, Inc. (b)	31,475	732,423
Lam Research Corporation	7,205	1,494,533
Silicon Motion Technology Corporation - ADR	20,940	800,745
SolarEdge Technologies, Inc. (a) (b)	15,965	707,249
		7,807,267
Software — 16.55%
Citrix Systems, Inc.	12,595	1,271,591
Fortinet, Inc. (a) (b)	16,000	1,494,720
HubSpot, Inc. (a)	3,250	599,593
LogMeIn, Inc.	1	83
Paylocity Holding Corporation (a) (b)	5,855	565,300
Red Hat, Inc. (a)	4,410	804,957
Ultimate Software Group, Inc. (The) (a)	1,405	464,563
Verint Systems, Inc. (a) (b)	14,335	865,691
Workiva, Inc. (a)	6,000	318,840
		6,385,338
Technology Hardware, Storage & Peripherals — 10.36%
Apple, Inc.	8,005	1,606,363
NetApp, Inc. (b)	21,945	1,598,693
Seagate Technology plc (b)	16,355	790,274
		3,995,330
TOTAL COMMON STOCKS
(Cost $23,293,923)		37,844,398

28	1-888-462-5386 | www.oakfunds.com

Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 34.19%
REPURCHASE AGREEMENTS — 1.86%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $733,556 and a collateral value of $733,392.	719,011	$719,011

COLLATERAL FOR SECURITIES LOANED — 32.33%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	12,472,378	12,472,378

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,191,389)		13,191,389

TOTAL INVESTMENTS — 132.30%
(Cost $36,485,312)		51,035,787

Liabilities in Excess of Other Assets — (32.30)%		(12,460,003)

NET ASSETS — 100.00%		$38,575,784

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,213,758.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2019 (Unaudited)	29

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.94%
HEALTH CARE — 98.94%
Biotechnology — 25.97%
AbbVie, Inc.	6,285	$498,966
Amgen, Inc. (b)	22,815	4,091,185
Biogen, Inc. (a)	10,850	2,487,254
Celgene Corporation (a)	29,500	2,792,470
Eagle Pharmaceuticals, Inc. (a)	9,380	482,226
Gilead Sciences, Inc.	32,700	2,126,808
United Therapeutics Corporation (a)(b)	4,870	499,516
		12,978,425
Health Care Equipment & Supplies — 8.68%
Alcon, Inc. (a)	2,920	169,944
Medtronic plc	23,071	2,048,935
Stryker Corporation (b)	6,060	1,144,795
Zimmer Biomet Holdings, Inc.	7,910	974,196
		4,337,870
Health Care Providers & Services — 25.17%
Cardinal Health, Inc. (b)	58,800	2,864,148
Cigna Corporation	15,148	2,406,108
CVS Health Corp.	28,480	1,548,742
McKesson Corporation	24,550	2,927,588
Quest Diagnostics, Inc. (b)	10,545	1,016,327
UnitedHealth Group, Inc.	7,800	1,817,946
		12,580,859
Life Sciences Tools & Services — 9.60%
Charles River Laboratories International, Inc. (a)	14,165	1,989,758
Illumina, Inc. (a)	1,545	482,040
Waters Corporation (a)(b)	10,880	2,323,315
		4,795,113
Pharmaceuticals — 29.52%
Allergan plc	6,200	911,400
GlaxoSmithKline plc - ADR	73,300	3,014,829
Johnson & Johnson	11,245	1,587,794
Merck & Company, Inc. (b)	18,800	1,479,748
Mylan N.V. (a)	37,335	1,007,671
Novartis AG - ADR	14,600	1,200,558
Novo Nordisk A/S - ADR	40,110	1,965,791
Pfizer, Inc.	37,370	1,517,596
Sanofi - ADR	47,327	2,069,610
		14,754,997
TOTAL COMMON STOCKS
(Cost $39,979,782)		49,447,264

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Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2019 (Unaudited)

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 27.20%
REPURCHASE AGREEMENTS — 1.47%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.25%, dated 4/30/19 and maturing 5/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.38% to 2.00% and maturity dates from 12/15/19 to 12/31/21 with a par value of $747,923 and a collateral value of $747,756.	733,094	$733,094

COLLATERAL FOR SECURITIES LOANED — 25.73%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	12,856,883	12,856,883

TOTAL SHORT-TERM INVESTMENTS
(Cost $39,979,782)		49,447,264

TOTAL INVESTMENTS — 126.14%
(Cost $53,569,759)		63,037,241

Liabilities in Excess of Other Assets — (26.14)%		(13,061,88)

NET ASSETS — 100.00%		$49,975,353

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $12,684,042.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2019.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2019 (Unaudited)	31

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost, $311,924,930, $236,019,146, $18,849,929, $12,934,256, $518,236,049, $36,485,312 and $53,569,759 and), including $55,811,796, $41,710,947, $4,512,150, $3,275,302, $103,420,204, $12,213,758 and $12,684,042 of securities on loan at value	$438,726,822	$302,728,573
Receivable for fund shares sold	553,705	73,839
Dividends and interest receivable	58,109	77,360
Tax reclaims receivable	45,119	38,041
Prepaid expenses and other assets	52,853	27,082
Total Assets	439,436,608	302,944,895

LIABILITIES
Payable for fund shares redeemed	94,125	445,288
Payable for collateral upon return of securities loaned	57,193,414	42,486,188
Investment advisory fees payable	229,601	156,831
Administration fees payable	11,100	9,406
Transfer agent fees payable	6,596	4,055
Other accrued expenses	24,326	30,100
Total Liabilities	57,559,162	43,131,868
NET ASSETS	$381,877,446	$259,813,027

Net Assets consist of:
Paid-in capital (unlimited authorization - no par value)	$248,410,339	$188,820,713
Accumulated earnings	133,467,107	70,992,314
Net Assets	$381,877,446	$259,813,027

Total shares outstanding at end of period	3,854,980	3,675,997

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$99.06	$70.68

The accompanying notes are an integral part of the financial statements.

32	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$22,286,271	$15,524,678	$761,163,353	$51,035,787	$63,037,241
1,311	—	1,197,077	5,114	281
6,940	589	116,092	52	14,290
—	—	—	—	27,671
15,258	17,948	36,223	62,835	20,745
22,309,780	15,543,215	762,512,745	51,103,788	63,100,228

169,559	—	521,347	17,723	218,641
4,586,952	3,359,209	104,373,190	12,472,378	12,856,883
9,929	6,612	393,873	23,055	30,904
882	506	20,049	1,487	2,519
1,269	1,278	6,549	2,983	1,899
9,165	8,402	42,979	10,378	14,029
4,777,756	3,376,007	105,357,987	12,528,004	13,124,875
$17,532,024	$12,167,208	$657,154,758	$38,575,784	$49,975,353

$13,340,793	$9,087,513	$406,025,811	$21,392,247	$40,386,473
4,191,231	3,079,695	251,128,947	17,183,537	9,588,880
$17,532,024	$12,167,208	$657,154,758	$38,575,784	$49,975,353

1,001,681	864,317	22,227,673	7,282,838	2,996,628

$17.50	$14.08	$29.56	$5.30	$16.68

Semi-Annual Report | April 30, 2019 (Unaudited)	33

Statements of Operations

For the Six Months Ended April 30, 2019 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$3,244,293	$2,691,306
Securities lending income	24,001	32,032
Interest	145,079	46,784
Less: Foreign withholding tax	(43,271)	(59,898)
Total Investment Income	3,370,102	2,710,224

EXPENSES
Investment adviser	1,245,917	916,181
Sub transfer agent	74,006	77,670
Administration	71,331	54,158
Transfer agent	40,539	25,441
Legal	29,274	22,365
Trustee	24,359	18,463
Registration	15,721	17,093
Report printing	13,367	11,961
Insurance	9,843	7,648
Custodian	8,394	10,774
Audit	7,846	7,846
Pricing	938	1,133
Miscellaneous	32,929	23,819
Total Expenses	1,574,464	1,194,552
Less: Investment advisory fees waived	—	—
Net Expenses	1,574,464	1,194,552
Net Investment Income (Loss)	1,795,638	1,515,672

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,800,151	3,111,097
Net realized loss on foreign currency transactions	—	(276)
Net change in unrealized appreciation (depreciation) of investment securities	34,002,501	18,094,726
Net Realized and Unrealized Gain (Loss) on Investments	38,802,652	21,205,547
Net Increase (Decrease) in Net Assets from Operations	$40,598,290	$22,721,219

The accompanying notes are an integral part of the financial statements.

34	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$118,355	$52,238	$6,361,163	$162,367	$516,291
5,390	1,556	51,688	14,506	5,796
13,444	29,575	171,972	19,139	13,143
(267)	(51)	(788)	(703)	(10,434)
136,922	83,318	6,584,035	195,309	524,796

67,282	53,550	2,093,104	129,763	209,837
5,380	528	198,583	7,063	14,775
4,116	2,663	120,129	7,704	13,126
7,983	7,891	34,595	17,804	11,460
1,429	1,022	49,867	3,067	5,285
1,446	925	40,963	2,647	4,466
11,985	10,524	16,615	11,604	13,255
970	514	28,690	1,643	2,579
675	382	16,257	1,167	1,934
1,324	439	14,443	1,265	2,574
7,846	7,846	7,846	7,846	7,846
739	722	791	615	602
7,207	6,963	38,705	12,644	10,659
118,382	93,969	2,660,588	204,832	298,398
(4,815)	(13,672)	—	—	—
113,567	80,297	2,660,588	204,832	298,398
23,355	3,021	3,923,447	(9,523)	226,398

722,706	533,553	7,228,430	2,710,365	479,710
—	—	—	—	—
(315,680)	(196,724)	75,003,918	1,036,164	(4,371,833)
407,026	336,829	82,232,348	3,746,529	(3,892,123)
$430,381	$339,850	$86,155,795	$3,737,006	$(3,665,725)

Semi-Annual Report | April 30, 2019 (Unaudited)	35

Statements of Changes in Net Assets

	White Oak Select Growth Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
INVESTMENT ACTIVITIES
Net investment income	$1,795,638	$1,996,086
Net realized gain on investment securities transactions and foreign currency translations	4,800,151	2,262,324
Net change in unrealized appreciation (depreciation) of investments securities	34,002,501	21,829,929
Net Increase in Net Assets Resulting from Operations	40,598,290	26,088,339

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(4,188,987)	(1,959,985)
Total Distributions	(4,188,987)	(1,959,985)

CAPITAL TRANSACTIONS
Proceeds from shares sold	49,695,627	34,747,330
Reinvestment of distributions	3,998,961	1,853,766
Amount paid for shares redeemed	(26,263,874)	(28,349,774)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	27,430,714	8,251,322

Total Increase (Decrease) in Net Assets	63,840,017	32,379,676

NET ASSETS
Beginning of period	318,037,429	285,657,753
End of period	$381,877,446	$318,037,429

SHARE TRANSACTIONS
Shares sold	541,401	371,788
Shares issued in reinvestment of distributions	45,232	21,755
Shares redeemed	(283,228)	(310,187)
Net Increase (Decrease) in Shares Outstanding	303,405	83,356

The accompanying notes are an integral part of the financial statements.

36	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund		Rock Oak Core Growth Fund
For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018

$1,515,672	$2,084,968	$23,355	$11,437
3,110,821	4,340,467	722,706	100,462
18,094,726	3,337,705	(315,680)	348,065
22,721,219	9,763,140	430,381	459,964

(6,691,879)	(3,931,119)	(103,071)	(527,828)
(6,691,879)	(3,931,119)	(103,071)	(527,828)

20,922,885	85,564,499	1,243,796	14,935,944
6,371,008	3,718,183	95,503	440,165
(44,369,658)	(56,340,651)	(4,500,050)	(4,125,730)
(17,075,765)	32,942,031	(3,160,751)	11,250,379

(1,046,425)	38,774,052	(2,833,441)	11,182,515

260,859,452	222,085,400	20,365,465	9,182,950
$259,813,027	$260,859,452	$17,532,024	$20,365,465

312,840	1,236,349	73,475	829,344
101,256	57,124	5,906	28,054
(679,601)	(837,302)	(274,074)	(232,511)
(265,505)	456,171	(194,693)	624,887

Semi-Annual Report | April 30, 2019 (Unaudited)	37

Statements of Changes in Net Assets

	River Oak Discovery Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
INVESTMENT ACTIVITIES
Net investment income (loss)	$3,021	$(65,541)
Net realized gain on investment securities transactions and foreign currency translations	533,553	1,791,329
Net change in unrealized appreciation (depreciation) of investments securities	(196,724)	(2,213,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	339,850	(487,303)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(1,745,948)	(757,851)
Total Distributions	(1,745,948)	(757,851)

CAPITAL TRANSACTIONS
Proceeds from shares sold	73,587	440,737
Reinvestment of distributions	1,130,324	421,980
Amount paid for shares redeemed	(580,718)	(1,094,929)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	623,193	(232,212)

Total Increase (Decrease) in Net Assets	(782,902)	(1,477,366)

NET ASSETS
Beginning of period	12,950,113	14,427,479
End of period	$12,167,208	$12,950,113

SHARE TRANSACTIONS
Shares sold	5,217	25,461
Shares issued in reinvestment of distributions	86,153	25,375
Shares redeemed	(42,492)	(63,676)
Net Increase (Decrease) in Shares Outstanding	48,878	(12,840)

The accompanying notes are an integral part of the financial statements.

38	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund		Black Oak Emerging Technology Fund
For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018

$3,923,447	$2,020,340	$(9,523)	$(106,255)
7,228,430	20,930,556	2,710,365	3,543,071
75,003,918	30,202,118	1,036,164	(284,298)
86,155,795	53,153,014	3,737,006	3,152,518

(25,436,992)	(31,959,428)	(3,465,522)	(2,734,659)
(25,436,992)	(31,959,428)	(3,465,522)	(2,734,659)

119,928,211	160,609,152	578,010	1,433,312
24,433,922	30,741,091	3,078,343	2,385,442
(92,129,501)	(154,635,759)	(2,104,979)	(4,751,050)
52,232,632	36,714,484	1,551,374	(932,296)

112,951,435	57,908,070	1,822,858	(514,437)

544,203,323	486,295,253	36,752,926	37,267,363
$657,154,758	$544,203,323	$38,575,784	$36,752,926

4,516,492	5,980,250	119,314	258,443
975,538	1,248,623	669,205	472,365
(3,498,398)	(5,856,727)	(435,249)	(863,496)
1,993,632	1,372,146	353,270	(132,688)

Semi-Annual Report | April 30, 2019 (Unaudited)	39

Statements of Changes in Net Assets

	Live Oak Health Sciences Fund
	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
INVESTMENT ACTIVITIES
Net investment income	$226,398	$415,111
Net realized gain on investment securities transactions and foreign currency translations	479,710	7,854,061
Net change in unrealized depreciation of investments securities	(4,371,833)	(3,623,412)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,665,725)	4,645,760

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(8,114,848)	(4,004,136)
Total Distributions	(8,114,848)	(4,004,136)

CAPITAL TRANSACTIONS
Proceeds from shares sold	1,684,900	7,733,552
Reinvestment of distributions	7,537,113	3,641,204
Amount paid for shares redeemed	(13,183,545)	(11,045,950)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(3,961,532)	328,806

Total Increase (Decrease) in Net Assets	(15,742,105)	970,430

NET ASSETS
Beginning of period	65,717,458	64,747,028
End of period	$49,975,353	$65,717,458

SHARE TRANSACTIONS
Shares sold	91,883	379,797
Shares issued in reinvestment of distributions	427,274	187,788
Shares redeemed	(774,983)	(555,809)
Net Increase (Decrease) in Shares Outstanding	(255,826)	11,776

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

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Financial Highlights

For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the six months ended April 30, 2019 (Unaudited)	$89.55	0.49	10.19	10.68	(0.54)
For the year ended October 31, 2018	$82.36	0.58	7.18	7.76	(0.57)
For the year ended October 31, 2017	$67.44	0.65	15.00	15.65	(0.73)
For the year ended October 31, 2016	$65.21	0.66	1.99	2.65	(0.42)
For the year ended October 31, 2015	$60.34	0.94	4.90	5.84	(0.97)
For the year ended October 31, 2014	$53.66	0.35	6.57	6.92	(0.24)

Pin Oak Equity Fund
For the six months ended April 30, 2019 (Unaudited)	$66.18	0.40	5.87	6.27	(0.62)
For the year ended October 31, 2018	$63.72	0.59	3.05	3.64	(0.37)
For the year ended October 31, 2017	$53.35	0.40	11.15	11.55	(0.36)
For the year ended October 31, 2016	$52.45	0.43	2.38	2.81	(0.40)
For the year ended October 31, 2015	$49.76	0.54	2.77	3.31	(0.53)
For the year ended October 31, 2014	$43.07	0.30	6.67	6.97	(0.28)

Rock Oak Core Growth Fund
For the six months ended April 30, 2019 (Unaudited)	$17.02	0.02	0.55	0.57	— (e)
For the year ended October 31, 2018	$16.07	0.01	1.86	1.87	(0.01)
For the year ended October 31, 2017	$12.74	0.03	3.40	3.43	(0.10)
For the year ended October 31, 2016	$12.64	0.18	0.31	0.49	(0.10)
For the year ended October 31, 2015	$14.21	— (e)	(0.54)	(0.54)	(0.04)
For the year ended October 31, 2014	$15.04	0.05	2.06	2.11	(0.06)

River Oak Discovery Fund
For the six months ended April 30, 2019 (Unaudited)	$15.88	— (e)	0.37	0.37	—
For the year ended October 31, 2018	$17.42	(0.08)	(0.54)	(0.62)	—
For the year ended October 31, 2017	$14.21	(0.10)	3.31	3.21	—
For the year ended October 31, 2016	$13.76	(0.06)	0.53	(0.47)	(0.02)
For the year ended October 31, 2015	$17.72	(0.04)	(0.13)	(0.17)	—
For the year ended October 31, 2014	$17.70	(0.13)	1.59	1.46	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

The accompanying notes are an integral part of the financial statements.

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Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

(0.63)	(1.17)	$99.06	12.09	%(c)	$381,877	0.93	%(d)	1.07	%(d)	0.93	%(d)	2	%(c)
— (e)	(0.57)	$89.55	9.46%		$318,037	0.93%		0.63%		0.93%		14%
—	(0.73)	$82.36	23.36%		$285,658	0.98%		0.86%		0.98%		13%
—	(0.42)	$67.44	4.07%		$248,433	1.06%		1.03%		1.06%		14%
—	(0.97)	$65.21	9.84%		$257,652	1.06%		1.52%		1.06%		9%
—	(0.24)	$60.34	12.94%		$256,221	1.10%		0.61%		1.10%		1%

(1.15)	(1.77)	$70.68	9.80	%(c)	$259,813	0.96	%(d)	1.22	%(d)	0.96	%(d)	3	%(c)
(0.81)	(1.18)	$66.18	5.75%		$260,859	0.95%		0.87%		0.95%		12%
(0.82)	(1.18)	$63.72	21.86%		$222,085	0.98%		0.66%		0.98%		8%
(1.51)	(1.91)	$53.35	5.54%		$109,928	1.08%		0.86%		1.08%		10%
(0.09)	(0.62)	$52.45	6.76%		$98,976	1.10%		1.09%		1.10%		15%
—	(0.28)	$49.76	16.25%		$94,316	1.13%		0.64%		1.13%		5%

(0.09)	(0.09)	$17.50	3.39	%(c)	$17,532	1.25	%(d)	0.26	%(d)	1.30	%(d)	14	%(c)
(0.91)	(0.92)	$17.02	12.15%		$20,365	1.25%		0.08%		1.32%		14%
—	(0.10)	$16.07	27.02%		$9,183	1.25%		0.20%		1.51%		31%
(0.29)	(0.39)	$12.74	3.98%		$7,395	1.25%		0.48%		1.65%		11%
(0.99)	(1.03)	$12.64	(4.04)%		$7,807	1.25%		0.03%		1.52%		32%
(2.88)	(2.94)	$14.21	15.89%		$8,491	1.25%		0.33%		1.58%		29%

(2.17)	(2.17)	$14.08	3.32	%(c)	$12,167	1.35	%(d)	0.05	%(d)	1.58	%(d)	2	%(c)
(0.92)	(0.92)	$15.88	(3.82)%		$12,950	1.35%		(0.46)%		1.50%		43%
—	—	$17.42	22.59%		$14,427	1.35%		(0.63)%		1.41%		43%
—	(0.02)	$14.21	3.39%		$12,322	1.35%		(0.40)%		1.51%		21%
(3.79)	(3.79)	$13.76	(1.27)%		$12,582	1.35%		(0.28)%		1.45%		17%
(1.44)	(1.44)	$17.72	8.69%		$13,915	1.35%		(0.71)%		1.48%		96%

(c)	Not annualized.
(d)	Annualized
(e)	Less than $0.005 per share.

Semi-Annual Report | April 30, 2019 (Unaudited)	43

Financial Highlights

For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the six months ended April 30, 2019 (Unaudited)	$26.90	0.18	3.74	3.92	(0.22)
For the year ended October 31, 2018	$25.78	0.10	2.72	2.82	(0.10)
For the year ended October 31, 2017	$19.27	0.09	6.71	6.80	(0.08)
For the year ended October 31, 2016	$17.17	0.20	2.62	2.82	(0.19)
For the year ended October 31, 2015	$16.22	0.20	0.91	1.11	(0.16)
For the year ended October 31, 2014	$13.74	0.06	2.48	2.54	(0.06)

Black Oak Emerging Technology Fund
For the six months ended April 30, 2019 (Unaudited)	$5.30	— (e)	0.51	0.51	—
For the year ended October 31, 2018	$5.28	(0.01)	0.42	0.41	—
For the year ended October 31, 2017	$4.53	(0.01)	0.94	0.93	— (e)
For the year ended October 31, 2016	$4.26	0.01	0.39	0.40	—
For the year ended October 31, 2015	$4.25	(0.03)	0.04	0.01	—
For the year ended October 31, 2014	$3.58	(0.01)	0.68	0.67	—

Live Oak Health Sciences Fund
For the six months ended April 30, 2019 (Unaudited)	$20.21	0.07	(1.12)	(1.05)	(0.13)
For the year ended October 31, 2018	$19.98	0.13	1.35	1.48	(0.09)
For the year ended October 31, 2017	$17.93	0.10	2.33	2.43	(0.10)
For the year ended October 31, 2016	$21.65	0.11	(0.33)	(0.22)	(0.67)
For the year ended October 31, 2015	$22.25	0.14	1.51	1.65	(0.13)
For the year ended October 31, 2014	$18.83	0.13	4.11	4.24	(0.13)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized
(e)	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

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Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)		Portfolio Turnover Rate

(1.04)	(1.26)	$29.56	15.40	%(c)	$657,155	0.94	%(d)	1.39	%(d)	0.94	%(d)	4	%(c)
(1.60)	(1.70)	$26.90	11.56%		$544,203	0.94%		0.38%		0.94%		9%
(0.21)	(0.29)	$25.78	35.76%		$486,295	0.97%		0.38%		0.97%		16%
(0.53)	(0.72)	$19.27	17.14%		$189,064	1.09%		1.17%		1.09%		6%
—	(0.16)	$17.17	6.91%		$131,001	1.11%		1.19%		1.11%		4%
—	(0.06)	$16.22	18.54%		$142,273	1.15%		0.41%		1.15%		7%

(0.51)	(0.51)	$5.30	10.99	%(c)	$38,576	1.17	%(d)	(0.05	)%(d)	1.17	%(d)	19	%(c)
(0.39)	(0.39)	$5.30	8.12%		$36,753	1.11%		(0.27)%		1.11%		19%
(0.18)	(0.18)	$5.28	21.16%		$37,267	1.17%		(0.22)%		1.17%		39%
(0.13)	(0.13)	$4.53	9.59%		$32,894	1.28%		0.22%		1.28%		35%
—	—	$4.26	0.24%		$32,298	1.25%		(0.61)%		1.25%		17%
—	—	$4.25	18.72%		$34,139	1.31%		(0.32)%		1.31%		41%

(2.35)	(2.48)	$16.68	(5.84	)%(c)	$49,975	1.05	%(d)	0.80	%(d)	1.05	%(d)	20	%(c)
(1.16)	(1.25)	$20.21	7.68%		$65,717	1.01%		0.65%		1.01%		23%
(0.28)	(0.38)	$19.98	13.78%		$64,747	1.02%		0.50%		1.02%		14%
(2.83)	(3.50)	$17.93	(1.85)%		$56,059	1.11%		0.59%		1.11%		14%
(2.12)	(2.25)	$21.65	8.02%		$53,172	1.08%		0.62%		1.08%		28%
(0.69)	(0.82)	$22.25	23.36%		$50,248	1.12%		0.64%		1.12%		15%

Semi-Annual Report | April 30, 2019 (Unaudited)	45

Notes to Financial Statements

As of April 30, 2019 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to

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Notes to Financial Statements

As of April 30, 2019 (Unaudited)

ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty.

Semi-Annual Report | April 30, 2019 (Unaudited)	47

Notes to Financial Statements

As of April 30, 2019 (Unaudited)

Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Portfolio Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2019:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$55,811,796	$57,193,414
Pin Oak Equity Fund	41,710,947	42,486,188
Rock Oak Core Growth Fund	4,512,150	4,586,952
River Oak Discovery Fund	3,275,302	3,359,209
Red Oak Technology Select Fund	103,420,204	104,373,190
Black Oak Emerging Technology Fund	12,213,758	12,472,378
Live Oak Health Sciences Fund	12,684,042	12,856,883

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

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Notes to Financial Statements

As of April 30, 2019 (Unaudited)

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

Semi-Annual Report | April 30, 2019 (Unaudited)	49

Notes to Financial Statements

As of April 30, 2019 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$368,823,577	$—	$—	$368,823,577
Short Term Investments
Money Market Funds	5,126	—		5,126
Repurchase Agreements	—	12,704,705	—	12,704,705
Collateral for Securities Loaned*	—	—	—	57,193,414
Total	$368,828,703	$12,704,705	$—	$438,726,822

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$256,767,615	$—	$—	$256,767,615
Short Term Investments
Repurchase Agreements	—	3,474,770	—	3,474,770
Collateral for Securities Loaned*	—	—	—	42,486,188
Total	$256,767,615	$3,474,770	$—	$302,728,573

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$17,130,094	$—	$—	$17,130,094
Short Term Investments
Repurchase Agreement	—	569,225	—	569,225
Collateral for Securities Loaned*	—	—	—	4,586,952
Total	$17,130,094	$569,225	$—	$22,286,271

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$10,863,488	$—	$—	$10,863,488
Short Term Investments
Money Market Funds	50	—	—	50
Repurchase Agreements	—	1,301,931	—	1,301,931
Collateral for Securities Loaned*	—	—	—	3,359,209
Total	$10,863,538	$1,301,931	$—	$15,524,678

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Notes to Financial Statements

As of April 30, 2019 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$628,470,511	$—	$—	$628,470,511
Short Term Investments
Money Market Funds	53,585	—	—	53,585
Repurchase Agreements	—	28,266,067	—	28,266,067
Collateral for Securities Loaned*	—	—	—	104,373,190
Total	$628,524,096	$28,266,067	$—	$761,163,353

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$37,844,398	$—	$—	$37,844,398
Short Term Investments
Repurchase Agreements	—	719,011	—	719,011
Collateral for Securities Loaned*	—	—	—	12,472,378
Total	$37,844,398	$719,011	$—	$51,035,787

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$49,447,264	$—	$—	$49,447,264
Short Term Investments
Repurchase Agreements	—	733,094	—	733,094
Collateral for Securities Loaned*	—	—	—	12,856,883
Total	$49,447,264	$733,094	$—	$63,037,241

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 29, 2020 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth Fund, Pin Oak Equity Fund and Rock Oak Core Growth Funds, and 1.35% of the average daily net assets of the River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

Semi-Annual Report | April 30, 2019 (Unaudited)	51

Notes to Financial Statements

As of April 30, 2019 (Unaudited)

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2019:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.05)%	0.69%
River Oak Discovery Fund	0.90%	(0.23)%	0.67%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the fiscal year ended April 30, 2019 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$31,069,619	$8,034,307
Pin Oak Equity Fund	6,876,914	18,183,032
Rock Oak Core Growth Fund	2,449,690	5,210,966
River Oak Discovery Fund	268,134	2,078,276
Red Oak Technology Select Fund	35,076,715	21,604,344
Black Oak Emerging Technology Fund	6,492,592	6,568,628
Live Oak Health Sciences Fund	11,226,625	21,589,134

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

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Notes to Financial Statements

As of April 30, 2019 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2018 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$1,942,559	$17,426	$1,959,985
Pin Oak Equity Fund	1,241,110	2,690,009	3,931,119
Rock Oak Core Growth Fund	5,990	521,838	527,828
River Oak Discovery Fund	—	757,851	757,851
Red Oak Technology Select Fund	3,856,358	28,103,070	31,959,428
Black Oak Emerging Technology Fund	—	2,734,659	2,734,659
Live Oak Health Sciences Fund	318,235	3,685,902	4,004,137

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain (Loss)	Unrealized Appreciation/ (Depreciation)	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$1,539,027	$2,259,091	$93,259,686	$—	$97,057,804
Pin Oak Equity Fund	1,429,893	4,340,050	49,193,031	—	54,962,974
Rock Oak Core Growth Fund	—	100,469	3,803,466	(40,014)	3,863,921
River Oak Discovery Fund	—	1,745,947	2,838,853	(99,007)	4,485,793
Red Oak Technology Select Fund	910,770	20,580,391	168,918,983	—	190,410,144
Black Oak Emerging Technology Fund	—	3,465,522	13,636,047	(189,516)	16,912,053
Live Oak Health Sciences Fund	587,719	7,287,274	13,494,460	—	21,369,453

As of October 31, 2018, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and return of capital adjustments and partnership basis adjustments.

Semi-Annual Report | April 30, 2019 (Unaudited)	53

Notes to Financial Statements

As of April 30, 2019 (Unaudited)

The Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund elected to defer to the year ending October 31, 2019, late year ordinary losses in the amount of $40,014, $99,007 and $189,516, respectively.

At April 30, 2019, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$312,753,480	$137,025,835	$(11,052,493)	$125,973,342
Pin Oak Equity Fund	235,551,015	71,602,779	(4,425,221)	67,177,558
Rock Oak Core Growth Fund	18,798,485	4,179,219	(691,433)	3,487,786
River Oak Discovery Fund	12,918,630	3,059,341	(453,293)	2,606,048
Red Oak Technology Select Fund	517,997,059	253,538,101	(10,371,807)	243,166,294
Black Oak Emerging Technology Fund	36,433,043	15,065,898	(463,154)	14,602,744
Live Oak Health Sciences Fund	63,037,241	11,451,687	(1,984,205)	9,467,482

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the information technology sector. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

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Notes to Financial Statements

As of April 30, 2019 (Unaudited)

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2019, the James D. Oelschlager Trust owned 46.23% of the River Oak Discovery Fund and Vanita B. Oelschlager owned 23.47% of the Rock Oak Core Growth Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 30, 2019, there were six Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2019, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have material impact in the Funds’ financial statements.

Semi-Annual Report | April 30, 2019 (Unaudited)	55

Additional Information

As of April 30, 2019 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 10-11, 2019, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2019.

In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held in February, the Independent Trustees held a special meeting on January 28, 2019 to discuss the Adviser Materials. Following the January 28, 2019 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees for the February 10-11, 2019 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 10-11, 2019 in-person Board meeting, and received counsel from their independent legal counsel.

As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Board considered presentations by Trust officers and representatives of the Adviser. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board considered recent changes to the Adviser’s personnel and organization, including the fact that the composition of the management team of some of the Funds had recently changed. In addition, the Board considered that the Adviser also intended to implement team management for all of the Funds, and that it planned to add investment professionals to expand its management team in the near term. The Board concluded that the Adviser’s investment team was appropriately capable of providing quality advisory services to the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board reviewed information regarding various services provided by the Adviser to the Funds, including the personnel performing such services. The Board also considered non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board particularly noted that the services of the Trust’s

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Additional Information

As of April 30, 2019 (Unaudited)

Chief Compliance Officer are provided to the Funds at no cost to the Funds. The Board also noted that Adviser employees serving as Trust officers oversee and manage the other Fund service providers. Based on their review, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for the three month, year-to-date, one year, three year, five year, ten year and since inception periods ended December 31, 2018 (as applicable to each Fund), including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data.

The Trustees also considered performance information in the Adviser Materials for each of the Funds as compared to each Fund’s benchmark, peer group averages and any applicable comparable funds or accounts managed by the Adviser for the one year, three year, five year, ten year and since inception periods (as applicable to each Fund) ending as of the Funds’ fiscal year ended October 31, 2018. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), the River Oak Discovery Fund (“River Oak Fund”), the Pin Oak Equity Fund (“Pin Oak Fund”) and the Red Oak Technology Select Fund (“Red Oak Fund), and in the case of the Red Oak Fund and the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed fund for which the Adviser serves as sub-adviser.

The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark. The Trustees noted that each of the Funds’ relative performance was positive and generally favorable for the one year period ended October 31, 2018 except for the River Oak Fund which had negative performance. For the fiscal one year period, the Rock Oak Core Growth Fund (“Rock Oak Fund”) and the Red Oak each outperformed in all categories; the Pin Oak and the Black Oak Emerging Technology Fund (“Black Oak”) each underperformed its benchmark but outperformed its peer group averages; the White Oak Fund underperformed its benchmark but returned mixed results to its peer group averages; and the River Oak Fund and the Live Oak Fund each underperformed in all categories. For certain of the other longer-term periods ended October 31, the Trustees noted that the White Oak Fund, the Rock Oak Fund, the Pin Oak Fund and the Red Oak Fund outperformed certain of their respective benchmarks and peer group averages, and underperformed for others; while the River Oak Fund, the Black Oak Fund and the Live Oak each lagged in all categories over these same longer term periods. All of the Funds except for the Red Oak Fund had negative performance for the calendar year ended December 31, 2018. The Red Oak Fund outperformed in all categories and the Rock Oak Fund and the White Oak Fund each had “lesser negative” performance in all categories. The Pin Oak Fund underperformed its benchmark but outperformed its peer group averages. For certain of the other longer-term periods ended December 31, the Trustees noted that the White Oak Fund outperformed in all categories over all longer term periods, and the Rock Oak Fund, the Pin Oak Fund and the Red Oak Fund outperformed certain of their respective benchmarks and peer group averages, and underperformed for others. The River Oak Fund, the Black Oak Fund and the Live Oak each lagged in all categories for the one year and longer term periods ended December 31. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things, differences in a Fund’s respective investment strategies and portfolio construction in comparison to the funds included in its respective Morningstar and Lipper peer groups. Further, the Board discussed with the Adviser the reasons behind such results for each applicable Fund. In addition, the Trustees considered

Semi-Annual Report | April 30, 2019 (Unaudited)	57

Additional Information

As of April 30, 2019 (Unaudited)

other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with each Fund’s respective investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was sufficient.

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and the River Oak Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees also reviewed additional information provided by the Adviser in connection with their follow-up question on the Adviser’s estimated annual soft dollar commitment. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);
●	Information about the transactions in your accounts;
●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and
●	Information we receive about you as a result of your inquiries by mail, email and telephone.

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and
●

So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

By Mail
Oak Associates Funds
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:

●    Trade Online

●     Access and Update Account Information

●     Go Paperless with eDelivery

●     View and download account history

●     Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oak Associates Funds

By (Signature and Title)		/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/26/2019

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/26/2019